Summary Of Significant Accounting Policies (Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Accounting Policies [Abstract]
Other definite-lived intangibles	$ 15.5	$ 19.1
Accumulated amortization	(6.3)	(7.6)
Other definite-lived intangible assets, net of accumulated amortization	9.2	11.5
Below-market leases	29.2	29.2
Accumulated amortization	(9.6)	(7.8)
Below-market leases, net of accumulated amortization	19.6	21.4
Above-market leases	(21.4)	(21.4)
Accumulated amortization	4.9	3.5
Above-market leases, net of accumulated amortization	$ (16.5)	$ (17.9)